Restructuring Costs and Similar Items - Summary of Restructuring Costs and Similar Items (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of restructuring costs and similar items [abstract]
Employee-related expenses	€ 517	€ 336		€ 650
Expenses related to property, plant and equipment and to inventories	162	221		139
Compensation for early termination of contracts (other than contracts of employment)	352	61		31
Decontamination costs	5	(4)		3
Other restructuring costs	444	117		56
Total	€ 1,480	€ 731	[1]	€ 879	[1]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).